   As filed with the Securities and Exchange Commission on February 28, 1997

                                                              File No. 2-17277
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                  Form N-1A
                           REGISTRATION STATEMENT
                                    Under
                    THE SECURITIES ACT of 1933          /x/
                    Pre-Effective Amendment No.         / /
                    Post-Effective Amendment No. 41     /x/
                                   and/or
                      REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940
                    Amendment No. 20                    /x/
                       (Check appropriate box or boxes)

                               SIFE Trust Fund
             (Exact Name of Registrant as Specified in Charter)




        490 North Wiget Lane                           (510) 988-2430
   Walnut Creek, California 94598
(Address of Principal Executive Offices,      (Registrant's Telephone Number,
      with Zip Code)                                including Area Code)


                            Robert Linderman, Esq.
                               SIFE Trust Fund
                             490 North Wiget Lane
                            Walnut Creek, CA 94598
                     (Name and address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement

                             --------------------

It is proposed that this filing will become effective (check appropriate box):
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/x/  60 days after filing pursuant to paragraph (a)
/ /  on (date) pursuant to paragraph (a)of Rule 485

                             --------------------


                    DECLARATION PURSUANT TO RULE 24f-2(a)(1)

    Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of
1940, the Registrant hereby declares that it has registered an indefinite amount of the Registrant's Investment Units, representing beneficial interests in the Registrant pursuant to Participating Agreements, under the Securities Act of 1933. The Rule 24f-2 Notice required by Rule
24f-2(b)(1) under the Investment Company Act of 1940 was filed with the Securities and Exchange Commission on February 28, 1996.

                                                    SIFE TRUST FUND
                                          Registration Statement on Form N-1A
                                                 CROSS REFERENCE SHEET


                FORM N-1A ITEM AND HEADING                                     LOCATION
PART A          --------------------------                                PROSPECTUS HEADING
------                                                                    ------------------

Item 1     Cover Page                                          Cover Page
Item 2     Synopsis                                            Prospectus Summary; Summary of Fees and
                                                               Expenses
Item 3     Condensed Financial Information                     Financial Highlights; Performance Overview
Item 4     General Description of Registrant                   Prospectus Summary; Investment Objectives;
                                                               Investment Policies
Item 5     Management of the Fund                              Prospectus Summary - The Management Company
Item 5A    Management's Discussion of Fund                     Performance Overview
           Performance
Item 6     Capital Stock and Other Securities                  Calculation of Net Asset Value; General
                                                               Information; Federal Tax Matters
Item 7     Purchase of Securities Being Offered                Purchase of Shares; Redemption of Shares;
                                                               Calculation of Net Asset Value
Item 8     Redemption or Repurchase                            Purchase of Shares; Redemption of Shares
Item 9     Pending Legal Proceedings                           Not Applicable





                                                                         HEADING IN STATEMENT OF ADDITIONAL
PART B                                                          INFORMATION (OR, IF SO INDICATED, IN PROSPECTUS)
------                                                          ------------------------------------------------
Item 10    Cover Page                                          Cover Page
Item 11    Table of Contents                                   Table of Contents
Item 12    General Information and History                     Not Applicable
Item 13    Investment Objectives and Policies                  Investment Policies & Objectives
Item 14    Management of the Fund                              Management of the Trust Fund
Item 15    Control Persons and Principal Holders of            Management of the Trust Fund
           Securities
Item 16    Investment Advisory and Other Services              Management and Administration of the Trust Fund
                                                               and its Portfolio; The Management Company
                                                               (Prospectus)
Item 17    Brokerage Allocation and Other Practices            Allocation of Portfolio Brokerage
Item 18    Capital Stock and Other Securities                  Purchase of Shares; Redemption of Shares
Item 19    Purchase, Redemption and Pricing of                 Purchase of Shares; Redemption of Shares
           Securities Being Offered                            Calculation of Net Asset Value
Item 20    Tax Status                                          Additional Federal Income Tax Information;
                                                               Federal Taxes Matters (Prospectus)
Item 21    Underwriters                                        Management of the Trust Fund; General
                                                               Information - Distribution of Shares (Prospectus)
Item 22    Calculation of Performance Data                     SIFE Trust Fund Performance Record;
                                                               Performance Information
Item 23    Financial Statements                                Financial Statements



Part C
------
Information required to be included in Part C is set forth under the appropriate Item in Part C of this Registration Statement.

                                [logo]

                           SIFE TRUST FUND
                     ______________________________

                          Managed by SIFE, Inc.
                              P.O. Box 9047
                          100 North Wiget Lane
                    Walnut Creek, California 94598
               Telephone: (800) 231-0356 / (510) 988-2430
                         Fax: (510) 943-1783
                  Internet Address: http://www.SIFE.com
                      ______________________________

                PRINCIPAL OBJECTIVES OF A SIFE INVESTMENT

                     1. Conservation of Capital
                     2. Capital Growth
                     3. Diversification and Concentration

    SIFE Trust Fund (the "Trust Fund") seeks to conserve its Investors' capital and provide capital growth consistent with prudent investment management practices through the investment of not less than 30% of the Trust Fund's assets in the equity securities of carefully selected financial institutions, and the remainder in the equity securities of a diverse portfolio of carefully selected service and industrial enterprises generally regarded as "stable growth" companies. Unless the Trust Fund receives instructions to the contrary, all dividend income received by the Trust Fund from portfolio securities and net capital gains realized by the Trust Fund from the sale of portfolio securities is reinvested on behalf of each Investor in additional shares of the same class.

    This Prospectus contains information a prospective investor should consider before investing in the Trust Fund. A Statement of Additional Information, dated April 30, 1997, containing additional and more detailed information about the Trust Fund (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. The Statement of Additional Information, which may be revised from time to time, is available without charge and can be obtained by writing or calling the Trust Fund at the address or telephone number set forth above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
      SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
       ANY OTHER REGULATORY AGENCY PASSED UPON THE ACCURACY OR
        ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                CONTRARY IS A CRIMINAL OFFENSE.

                        April 30, 1997

                                            TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
Prospectus Summary                                                                      3
   Investment Policies                                                                  3
   Purchase & Redemption of Shares                                                      3
   Alternative Purchase Arrangements                                                    3
   The Management Company                                                               4
   Federal Income Taxes                                                                 4
   Trust Characteristics of an Investment in the Trust Fund                             4
   Risk Considerations                                                                  5
Summary of Fees and Expenses                                                            5
Financial Highlights                                                                    6
Investment Objectives                                                                   7
   Conservation of Capital                                                              7
   Capital Growth                                                                       7
   Diversification & Concentration                                                      7
Investment Policies                                                                     8
   Fundamental Investment Policies                                                      8
   Writing Covered Call and Put Options                                                 8
   Lending Portfolio Securities                                                         9
   Repurchase Agreements                                                               10
Purchase of Shares                                                                     10
   Class A-I Shares                                                                    10
   Class A-II Shares                                                                   10
   Class B Shares                                                                      11
   Class C Shares                                                                      11
   Factors to Consider in Choosing a Particular Class of Shares                        11
   Sales Charges Associated With Class A-I and Class A-II Shares                       11
   Class A-I and Class A-II Rights of Accumulation                                     11
   Class A-I and Class A-II Letter of Intent                                           12
   Trust Characteristics of an Investment in the Trust Fund                            12
Redemption of Shares                                                                   12
   Minimum Balance                                                                     13
   Repayment Privilege after Partial Redemption                                        13
   Waiver of Class B CDSC; Waiver of Class C One Year Redemption Restriction           13
   Signature Guarantee                                                                 13
   Redemption by Telephone                                                             13
Calculation of Net Asset Value                                                         14
Dividends, Distributions and Tax Matters                                               14
   Distributions of Dividend Income and Capital Gains                                  15
   Federal Tax Matters                                                                 15
Performance Overview                                                                   15
General Information                                                                    15
   Voting Rights                                                                       15
   Distribution of Shares                                                              16
Comparison Chart: Change in Value of $9,500
 Net Investment vs. S&P 500 (10 years)                                                 17


    No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust Fund. This Prospectus does not constitute an offer to sell, or the solicitation of an offer to buy, any of the securities offered hereby in any state or jurisdiction in which such offer may not lawfully be made.

                                      PROSPECTUS SUMMARY

    SIFE Trust Fund (the "Trust Fund") was organized as a business trust under the laws of the State of Delaware on March--, 1997; the Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960. The Trust Fund, through its predecessor, has been offering its securities, and conducting operations as a mutual fund, since July 2, 1963, and is registered with the Securities and Exchange Commission as an open-end diversified management investment company offering its shares on a continuous basis to the public. All references and historical information, including performance data, contained in either this Prospectus or in the Trust Fund's Statement of Additional Information refer to SIFE Trust Fund, a California trust, as its business and operations have been continued by SIFE Trust Fund, a Delaware business trust.

    Investment Policies: The Trust Fund's investment policies require the investment of not less than 30% of the Trust Fund's assets in selected "financial institutions" (i.e., those companies which derive a significant portion of their income from dealing in money, credit, loans and insurance). The Trust Fund also invests in the equity securities of a diverse portfolio of carefully selected service and industrial enterprises generally regarded as "stable growth" companies; however, the Trust Fund may not invest 25% or more of its assets in any one industry other than financial institutions. These policies are regarded as fundamental investment policies, and may not be changed other than by the approval of a majority in interest of the Trust Fund's shares, voting together and not by class.

    Purchase & Redemption of Shares: An investment in the Trust Fund may be made for an initial minimum investment of $200; additional investments may be made in increments of $50 or more. Shares may be purchased through authorized investment representatives and certain broker/dealers at the public offering price next determined after the Trust Fund receives a purchase order. Investments are made at net asset value per share, with the value of each class determined daily by dividing the Trust Fund's net assets by the number of shares of each class outstanding on that day, less whatever fees and expenses may be attributable to each class. Unless the Trust Fund receives instructions to the contrary, all dividend income received by the Trust Fund from portfolio securities and net capital gains realized by the Trust Fund from the deposition of portfolio securities is reinvested on behalf of each Investor in additional shares of the same class. Shares may be redeemed, either directly or pursuant to a regular program of periodic redemptions, on any business day that the New York Stock Exchange is open. Redemptions may be made through the Trust Fund, or through certain broker/dealers, financial institutions and service organizations.

    Alternative Purchase Arrangements: The Trust Fund currently offers four classes of shares, each subject to different expenses and sales charges.

        Class A-I shares are offered at net asset value per share plus a sales charge, which may range from -0- to a maximum of 5.0% of the public offering price. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996, (ii) directors, employees and registered representatives of the Management Company, and immediate family members of any of the foregoing; and (iii) broker/dealers and other institutional purchasers.

        Class A-II shares are offered at net asset value per share plus a sales charge, which may range from -0- to a maximum of 5.0% of the public offering price, and are subject to a pro rata distribution fee at the annualized rate of 0.25% of the average daily net assets of the aggregate amount of the Class A-II shares.

        Class B shares are offered at net asset value per share, without the imposition of a sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% if redeemed within six years of purchase. Class B shares are subject to a pro rata annualized distribution fee of 0.75%, and a pro rata annualized investor servicing fee of 0.25%, of the average daily net assets of the aggregate amount of the Class B shares. Class B shares automatically convert into Class A-II shares, based on relative net asset values, at the beginning of the seventh year following purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of any purchase of Class B shares.

        Class C shares are offered at net asset value per share plus a sales charge of 1.0% of the public offering price, and are subject to a pro rata annualized distribution fee of 0.75%, and a pro rata annualized investor servicing fee of 0.25%, of the average daily net assets of the aggregate amount of the Class C shares. Class C shares have no conversion feature and may not be redeemed, in whole or in part, prior to one year following the initial purchase.

    The following table compares certain aspects relating to the purchase of the different classes of the Trust Fund's shares:


                     CLASS A-I                 CLASS A-II                       CLASS B                           CLASS C
                     -----------               -----------                 -----------------------------     ---------------------
Sales Charges        Initial sales charge at   Initial sales charge at    CDSC of up to 5%                   Initial sales charge
                     time of investment of     time of investment of      applicable to any                  at time of
                     of up to 5.26% of         up to 5.26% of             shares redeemed                    investment of
                     amount invested           amount invested            within the first six               1.0% of the
                                                                          years; No CDSC                     amount invested;
                                                                          after six years                    shares may not be
                                                                          (conversion to Class               redeemed for one
                                                                          A-II shares)                       year following
                                                                                                             purchase

12b-1
Distribution
Fee                 None                       0.25% of average           0.75% of average                   0.75% of average
                                               daily net assets           daily net assets for               daily net assets; no
                                                                          the first six years,               conversion feature
                                                                          after which time the
                                                                          Class B shares
                                                                          convert to Class A-II
                                                                          shares

Servicing Fee      None                         None                      0.25% of average                   0.25% of average
                                                                          daily net assets                   daily net assets


    Prior to the date of this Prospectus, the Trust Fund offered only Class A-I and Class A-II shares. The Trust Fund has reserved the right to create additional classes of investment units with different income and expense characteristics in order to tailor such characteristics to the needs and circumstances of different classes of investors, as well as broker-dealers, financial institutions and other organizations, such as pension and profit-sharing plans.

    The Management Company: SIFE, Inc., a California corporation (the "Management Company"), acts as the investment adviser and principal underwriter for the Trust Fund. The Management Company receives an investment management fee of 1.25% of average daily net assets of the Trust Fund, computed and prorated daily, in exchange for which the Management Company provides investment advice, manages the Trust Fund's investment portfolio and performs and/or assumes responsibility for all of the Trust Fund's administrative and shareholder services. As a result of this "bundled" fee arrangement, the Investors are not subject to any other fee, charge or assessment, other than (i) an ongoing shareholder servicing fee of 0.25% of average daily net assets of the Class B and Class C shares paid to dealers for servicing shareholder accounts, and (ii) ongoing distribution fees payable by the Class A-II, Class B and Class C shares. The Management Company does not act in a similar capacity for any other person or entity.

    Federal Income Taxes: As a "regulated investment company" under Subchapter M of the Internal Revenue Code, the Trust Fund distributes all of its net income from dividends and capital gains to its Investors. Such distributions are taxable to Investors currently even if such distributions are reinvested on behalf of Investors in additional shares (Investors not subject to current taxation, such as retirement accounts, generally are not required to pay tax on any amounts distributed until redemption occurs). Redemptions and transfers between accounts may be taxable sales of shares and may result in the recognition of taxable gain or loss for federal income tax purposes. Distributions and redemptions may also be subject to state and local income taxes.

    Trust Characteristics of an Investment in the Trust Fund: The Trust Fund permits an owner of shares to specify a beneficiary, in effect creating an instrument of trust which may, under certain circumstances, provide for a post-mortem transfer of the shares so specified without the imposition of the probate process. However, the trust character of such a designation may not be available to residents of states other than California.

    Risk Considerations: Investments in equity securities in general are subject to market risks that cause their prices to fluctuate over time. Fluctuations in the value of the securities in which the Trust Fund invests will cause the net asset value of each class of shares to fluctuate as well; an investment in the Trust Fund, therefore, may be more suitable for long-term investors who can bear the risk of such short-term fluctuations.

    More specifically, the investment by the Trust Fund of not less than 30% of its assets in the equity securities of financial institutions exposes the Trust Fund to certain additional risks specific to the financial services industry. Financial services are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially) and credit risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions), both of which may, from time to time, require substantial reserves against actual or anticipated losses.


                             SUMMARY OF FEES AND EXPENSES
    The purpose of the following tables is to assist an Investor in understanding the costs associated with an investment in the Trust Fund.

                                                                                      CLASS       CLASS        CLASS    CLASS
INVESTOR TRANSACTION EXPENSES                                                          A-I         A-II           B        C
------------------------------------------------------------------------------        -----        -----        -----    ------
Maximum Sales Charge Imposed on Purchases (1) (as a percentage of offering price)      5.0%         5.0%        none     1.0%
Maximum Sales Charge Imposed on Reinvestment of Distributions                         none         none         none     none
Maximum Deferred Sales Charge                                                         none         none         5.00%    none(2)
Redemption Fees                                                                       none         none         none     none(2)

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Management Fees (3)                                                                   1.25%        1.25%        1.25%    1.25%
12b-1 Distribution Fees                                                               none         0.25%        0.75%    0.75%
Shareholder Servicing Fees                                                            none         none         0.25%    0.25%
Total Fund Operating Expenses                                                         1.25%        1.50%        2.25%    2.25%


Example of Expenses(4)

You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return and (ii) redemption at the end of each time period:

                              1 YEAR     3 YEARS   5 YEARS    10 YEARS
                              ------     -------   -------    ---------

           Class A-I            $62        $88       $115       $194
           Class A-II           $65        $95       $128       $220
           Class B              $23        $70       $120       $258
           Class C              $33        $80       $129       $266

------------------------

(1) Sales charges are reduced for certain large purchases or for certain institutional purchasers, see "Sales Charges Associated with Class A-I and Class A-II Shares."

(2) Class C shares may not be redeemed for one year following purchase.

(3) The Management Company is responsible for all of the Trust Fund's operating expenses, without limitation, and, in exchange, receives 1.25% of the Trust Fund's average daily net assets, per annum, without further compensation or reimbursement.

(4) Use of this assumed annual return of 5.0% is required by the Securities and Exchange Commission, and should not be considered indicative of past or future performance.

                              FINANCIAL HIGHLIGHTS

    The information from 1987--1995 set forth in this table has been audited by Timpson Garcia, independent certified public accountants, as indicated in the "Independent Auditor's Report" contained in the Statement of Additional Information. Information for 1996 set forth in this table has been audited by Deloitte & Touche LLP, independent certified public accountants, as indicated in the "Independent Auditor's Report" contained in the Statement of Additional Information.

    Selected share data for each year and ratios and supplemental data is as follows (information through April 1996 is for Class A-I shares only, in that no Class A-II shares were offered for sale or sold before May 1, 1996; Class A-II share data for the period April 1 through December 31, 1996 appears below the Class A-I information given for 1996):




                                                                           YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                    1996       1995       1994       1993       1992       1991       1990
                                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------
PER SHARE DATA: Net asset value, beginning of
  year..........................................  $   4.58  $    3.55  $    3.83  $    3.68  $    2.90  $    2.12  $    2.92
                                                  $   4.73
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Income from investment operations: Net
  investment income.............................      0.09       0.09       0.07       0.06       0.08       0.11       0.11
                                                      0.07
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Net realized and unrealized gain (loss) on
  investments...................................      1.16       1.68      (0.13)      0.29       0.92       0.90      (0.75)
                                                      1.01
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Total from investment operations................      1.25       1.78      (0.04)      0.36       0.98       0.98      (0.64)
                                                      1.08
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Less distributions to Investors: Dividends from
  net investment income.........................     (0.09)    (0.10)     (0.09)     (0.07)     (0.06)     (0.08)     (0.11)
                                                     (0.07)
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Distributions from capital gains................     (0.88)     (0.65)     (0.15)     (0.14)     (0.14)     (0.12)     (0.05)
                                                     (0.88)
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Total distributions.............................     (0.97)     (0.75)     (0.24)     (0.21)     (0.20)     (0.20)     (0.16)
                                                     (0.95)
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Net asset value, end of year....................      4.86       4.58       3.55       3.83       3.68       2.90       2.12
                                                      4.86
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
TOTAL RETURN (%)(1)..............................     27.4       49.9       (1.5)       9.3       33.9       47.3      (22.1)
                                                      22.8
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
RATIOS & SUPPLEMENTAL DATA Net assets, end of
  year (in millions)............................  $     769  $     614  $     410  $     414  $     345  $     260  $     204
                                                  $      18
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Ratio to average net assets (%): Expenses(2)....       1.20       1.03       0.94       1.02       0.99       1.04       1.07
                                                       1.48
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Net investment income...........................       1.82       2.25       2.27       1.69       1.73       3.03       4.63
                                                       1.77
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
Portfolio turnover rate (%)(3)..................      140.2       93.5       25.2       28.7       33.4       77.6       42.3
                                                       95.8
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------
                                                  ---------  ---------  ---------  ---------  ---------- ---------- -----------



                                                    1989       1988       1987
                                                  ---------  ---------  ---------
PER SHARE DATA: Net asset value, beginning of
  year..........................................  $    2.63  $    2.32  $    2.70
                                                  ---------- ---------- -----------
Income from investment operations: Net
  investment income.............................       0.09       0.11
Net realized and unrealized gain (loss) on
  investments....................................       0.42       0.36      (0.30)
                                                  ---------- ---------- -----------
Total from investment operations................       0.53       0.45      (0.19)
                                                  ---------- ---------- -----------
Less distributions to Investors: Dividends from
  net investment income.........................      (0.11)     (0.09)     (0.11)
Distributions from capital gains................      (0.13)     (0.05)     (0.08)
                                                  ---------- ---------- -----------
Total distributions.............................      (0.24)     (0.14)     (0.19)
                                                  ---------- ---------- -----------
Net asset value, end of year....................       2.92       2.63       2.32
TOTAL RETURN (%) *..............................       20.2       19.8       (8.2)
                                                  ---------- ---------- -----------
                                                  ---------- ---------- -----------
RATIOS & SUPPLEMENTAL DATA Net assets, end of
  year (in millions)............................  $     289  $     241  $     224
                                                  ---------- ---------- -----------
                                                  ---------- ---------- -----------
Ratio to average net assets (%): Expenses#......       1.03       1.10       1.03
                                                  ---------- ---------- -----------
                                                  ---------- ---------- -----------
Net investment income...........................       3.52       3.52       3.31
                                                  ---------- ---------- -----------
                                                  ---------- ---------- -----------
Portfolio turnover rate (%).....................       41.7       20.7       37.2

------------------------

(1) Sales loads are not reflected in total return.

(2) Prior to April 1, 1996, the Management Company received (i) an investment advisory fee of 0.60% of the Trust Fund's net assets, per annum, plus (ii) reimbursement of certain expenses attributable to the operation of the Trust Fund. From April 1, 1996, the Management Company is responsible for all of the Trust Fund's operating expenses, without limitation, and, in exchange, receives 1.25% of the Trust Fund's average daily net assets, per annum, without further compensation or reimbursement.

(3) The average commission rate attributable to the Class A-I and Class A-II shares in 1996 was $0.03.

                             INVESTMENT OBJECTIVES

    Set forth below are the investment objectives of the Trust Fund, which may not be changed without a vote of a "majority in interest" of all shareholders, without regard to Class (when used in this Prospectus, this quoted language means the lesser of (a) 67% of the shares voting at a meeting at which more than 50% of all outstanding shares are represented, or (b) more than 50% of all outstanding shares).

    Conservation of Capital: The Trust Fund seeks to conserve its Investors' capital by investing not less than 30% of the Trust Fund's assets in the equity securities of carefully selected "financial institutions" (defined as companies which derive a significant portion of their income from dealing in money, credit, loans and insurance), and the remainder in the equity securities of a diverse portfolio of carefully selected service and industrial enterprises generally regarded as "stable growth" companies; the Trust Fund cannot invest more than 25% of its assets in any one industry other than financial institutions. Since the Trust Fund's assets consist primarily of common stocks, the value of an investment will fluctuate in accordance with the market value of such stocks; accordingly, in a declining market, the value of an investment in the Trust Fund's shares will decline and, if the value of the investment declines below an Investor's cost, that Investor will incur a loss upon a redemption of shares.

    Capital Growth: The Trust Fund seeks to provide capital appreciation consistent with prudent investment management practices by investing in the equity securities of financial institutions and other enterprises where the Trust Fund determines that a favorable relationship exists between the "value" of a security, as determined by an analysis of price/earnings ratios and certain other information, and its growth potential. In selecting an investment, the Trust Fund will take into consideration such factors as a company's management, growth prospects, business operations, revenues, earnings, cash flows and strength of the balance sheet, as well as other information which the Trust Fund may deem relevant, including size of the dividend, if any. The Trust Fund invests in the securities of those companies which show strong financial results coupled with good growth prospects, and which the Trust Fund believes are well-managed. The Trust Fund may also invest in the securities of financial institutions which it believes may be the target of, or will benefit from, consolidation in the financial services industry. It is a fundamental investment policy of the Trust Fund that not less than 30% of the Trust Fund's assets will, at all times, be invested in the equity securities of financial institutions.

    Diversification and Concentration: Financial institutions, such as banks and insurance companies, finance and engage directly in a broad range of economic activities, thus providing an element of diversification of investment risk. The Trust Fund believes that the performance of a business enterprise which participates in a broad range of economic activity, either through direct investment or indirect financing, will be less likely to rise or fall with the fortunes of any one type of business activity. Further, by investing in financial institutions which are active in different regions (or, in the case of large, "money center" banks, active internationally), the Trust Fund attempts to minimize the effect of economic conditions which may affect one region but not necessarily another.

    It is clear, however, that diversification of the character discussed above does not necessarily reduce or eliminate the risk inherent in an investment in a portfolio containing a substantial number of financial institution securities. Financial institutions, as a group, are subject to both capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially) and credit risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions), both of which may, from time to time, require substantial reserves against actual or anticipated losses. Further, in that financial institutions are subject to regulation and supervision by federal and/or state governmental authorities to a greater extent than other enterprises, there is a certain degree of regulatory risk as the policies of the federal and/or state governments change the way financial institutions conduct their business. In addition, institutions such as insurance companies that hold large portions of their capital in marketable securities are subject to the risks of the securities market.

                              INVESTMENT POLICIES

    Fundamental Investment Policies: The policies set forth in this subsection, as well as any other policy in this section specifically noted as such, are "fundamental investment policies" of the Trust Fund, and may not be changed without a vote of a majority in interest of the shareholders. All other investment practices may be changed from time to time by the Trust Fund's Board of Trustees. Additional information concerning the Trust Fund's investment practices, including the Trust Fund's fundamental investment policies, may be found in the Statement of Additional Information.

    As described above, the Trust Fund invests not less than 30% of its assets in the equity securities of carefully selected financial institutions. The Trust Fund will also invest in the common or preferred stocks, or securities convertible into common or preferred stocks, of non-financial institutions, generally service and industrial enterprises generally regarded as "stable growth" companies. A reserve of cash may be maintained by the Trust Fund for the purpose of making such cash payments as may be required of it; pending application or investment, cash reserves are commonly invested by the Trust Fund in repurchase agreements and other cash equivalents, such as liquid securities of the United States, securities issued by state governments or government agencies, certificates of deposit or other interest-bearing accounts and high-grade commercial paper.

    In addition to the securities of financial institutions and of service and industrial companies domiciled in the United States, the Trust Fund may invest in the American Depository Receipts ("ADRs") of certain international business enterprises. ADRs are securities representing an undivided fractional interest in a pool of securities issued by a non-United States company and deposited in a trust for the benefit of the ADR holders. ADRs are registered with the Securities and Exchange Commission by the trustee (commonly a commercial bank) on behalf of the issuer, and are traded domestically on one or more of the securities exchanges.

    The Trust Fund may not invest 25% or more of its assets in any one industry other than financial institutions. Insofar as 80% of the Trust Fund's investment portfolio is concerned, in order for the shares of a company to be eligible for investment, the company must have been in existence for at least five years, must have assets of more than $7,000,000, and must have paid dividends in each of the five years immediately preceding investment. Investments may not be made in any one company in an amount greater than 5.0% of the total asset value of the Trust Fund, nor may the Trust Fund acquire more than 10% of the outstanding voting securities of any company.

    Writing Covered Call and Put Options: Subject to certain limits, the Trust Fund may write (sell) covered "call" options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered "put" options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. The premium paid by the purchaser of an option reflects, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. The exercise price of an option may be below, equal to, or above the current market value of the underlying securities at the time the option is written.

    Covered "put" options are defined as contracts entered into between the Trust Fund, as seller, and the Options Clearing Corporation, as agent for unaffiliated third parties, as purchaser, whereby the Trust Fund grants to the purchaser the right, for a defined period of time and at a set price, to sell specific securities to the Trust Fund. Similarly, covered "call" options written by the Trust Fund enable the purchaser of the option to obligate the Trust Fund to sell specific securities held in the Trust Fund's investment portfolio. It should be noted that, so long as its obligation as a call option writer continues, the Trust Fund, in return for the premium, has given up the opportunity for profit from a price increase in the underlying security above the exercise price and has retained the risk of loss should the price of the security decline. As a covered call option writer, the Trust Fund has no control over when it may be required to sell the underlying securities.

    It is a fundamental investment policy of the Trust Fund that, so long as the Trust Fund remains obligated as a writer of an option, it will maintain in a segregated account, cash, U.S. Treasury securities or high-grade, short-term debt securities in an amount equal to or greater than the nominal value of the put option (call options are backed by actual securities held in the Trust Fund's investment portfolio); the Trust Fund does not write "naked," or uncovered, options. Also, it is a fundamental investment policy that the Trust Fund will not write options where (i) the aggregate value of the purchase obligations underlying all unexpired put options written by the Trust Fund (which positions are marked-to-market daily) will not at any time exceed 10% of the net asset value of the Trust Fund, and (ii) the nominal value of the Trust Fund's unexpired call options will not at any time exceed 25% of the net asset value of the Trust Fund, provided that the total amount of such positions would, at no time, exceed 35% of the Trust Fund's net asset value.

    Lending Portfolio Securities: The Trust Fund may lend its portfolio securities in accordance with applicable regulatory requirements. Such loans may be made only to banks and member firms of the New York Stock Exchange deemed by the Management Company to be of good standing, and must be secured by collateral equal to the market value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines, the borrower is entitled to a return of the excess collateral. The types of collateral currently permitted are cash, securities issued or guaranteed by the United States Government or its agencies, irrevocable standby letters of credit issued by banks acceptable to the Trust Fund, or any combination thereof. It is a fundamental investment policy of the Trust Fund to limit the quantity of loaned portfolio securities so that the aggregate market value, at the time the loan is made, of all portfolio securities on loan will not exceed one-third of the value of the Trust Fund's net assets.


    During the existence of a loan, the Trust Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. In addition, the Trust Fund will receive a negotiated loan fee or premium from the borrower or, in the case of loans collateralized by cash or government securities, will retain part or all of the income realized from the investment of cash collateral or the interest on the government securities. Under the terms of its securities loans, the Trust Fund has the right to call the loan and obtain the securities loaned at any time from the borrower within three trading days of notice. Voting rights may pass with the lending of securities. However, the Trust Fund will be obligated either to call the loan in time to vote or consent or to otherwise obtain rights to vote or consent, if a material event affecting the investment is to occur. The Trust Fund may pay reasonable finder's, custodian and administrative fees in connection with the securities loaned. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will be made only when, in the judgment of the Trust Fund, the income to be generated by the transaction justifies the attendant risks.

    Repurchase Agreements: The Trust Fund may enter into repurchase agreements with banks and member firms of the New York Stock Exchange deemed by the Management Company to be of good standing. A repurchase agreement is a contract under which the Trust Fund acquires United States Government securities for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and the Trust Fund to resell the security at a fixed time and price (representing the Trust Fund's cost plus interest). The Trust Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Trust Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

                               PURCHASING SHARES

    The Trust Fund currently offers four classes of shares, each of which bears sales and distribution charges in different forms and amounts. Each class is offered on a continuous basis to the public at their respective per share net asset values, which values are determined as of the close of business on the business day following receipt of a completed account application accompanied by such other information or documentation as may be specified in the Trust Fund's sales materials. Investments in the Trust Fund's shares may be made for a minimum initial investment of $200, and minimum subsequent investments of $50. All orders and instructions must be in writing, specifying which class of shares is intended for purchase (account applications which do not specify which class of shares are desired will be considered an order for Class A-II shares), and must be accompanied by proper payment, by check and denominated in United States dollars.

    Class A-I Shares. Class A-I shares are offered at net asset value per share plus per share an initial sales charge. The initial sales charge may range from -0- up to 5.0% of the public offering price (5.26% of the total amount invested), depending upon the amount purchased. This initial sales charge may be reduced or waived for certain purchasers. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996,
    (ii) directors, employees and registered representatives of the Management Company, and immediate family members of any of the foregoing; and (iii) broker/dealers and other institutional purchasers.

    Class A-II Shares. Class A-II shares are offered at net asset value per share plus an initial sales charge. The initial sales charge may range from -0- up to 5.0% of the public offering price (5.26% of the total amount invested), depending upon the amount purchased. This initial sales charge may be reduced or waived for certain purchasers. The Class A-II shares are subject to a distribution fee at the annualized rate of 0.25% of the average daily net assets of the aggregate amount of the Class A-II shares. Due to the imposition of the distribution fee, the Class A-II shares will have a greater overall expense ratio than the Class A-I shares, and will pay lower dividends per share than the Class A-I shares.

    CLASS B SHARES. Class B shares are offered at net asset value per share without the imposition of a sales charge, therefore the entire amount of an Investor's purchase payment is immediately invested in that Investor's Trust Fund account. Class B shares are subject to a pro rata annualized distribution fee of 0.75%, and a pro rata annualized investor servicing fee of 0.25%, of the average daily net assets of the aggregate amount of the Class B shares, and are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% of the original purchase price if redeemed within six years of purchase. Class B shares automatically convert into Class A-II shares, based on relative net asset values, at the beginning of the seventh year following purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the purchase price. The higher distribution fees and the shareholder servicing fees paid by the Class B shares should cause the Class B shares to have a higher overall expense ratio, and therefore to pay lower dividends, than the Class A-I and Class A-II shares of the Trust Fund.

    CLASS C SHARES. Class C shares are offered at net asset value per share plus an initial sales charge of 1.0% of the public offering price. Investors pay-as-they-go in the form of a pro rata annualized distribution fee of 0.75%, and a pro rata annualized investor servicing fee of 0.25%, of the average daily net assets of the aggregate amount of the Class C shares. Class C shares have no conversion feature and may not be redeemed, in whole or in part, prior to one year following the initial purchase. The higher distribution fees and the shareholder servicing fees paid by the Class C shares should cause the Class C shares to have a higher overall expense ratio, and therefore to pay lower dividends, than the Class A-I and Class A-II shares of the Trust Fund.

    FACTORS TO CONSIDER IN CHOOSING A PARTICULAR CLASS OF SHARES. In deciding which class of the Trust Fund's shares to purchase, prospective Investors should consider, among other factors, the amount and intended length of their investment. Investors who prefer not to pay an initial sales charge and who intend to hold their investment for a minimum of six years may wish to consider Class B shares; investors who prefer not to pay an initial sales charge but who are unsure of their intended holding period may wish to consider Class C shares.

    Over time, the cumulative expense of the higher distribution and shareholder servicing fees associated with the Class B and Class C shares may be expected to approximate or exceed the expense of the applicable sales charge associated with the Class A-II shares. Thereafter, Class C shares (and unconverted Class B shares, if applicable) would experience higher cumulative expenses. Investors who expect to maintain their investment in the Trust Fund over the long term might elect to purchase Class A-II shares, even if the size of the purchase does not qualify for a reduction in sales charge, because the indirect cost of the higher fees associated with Class B and Class C shares may outweigh the benefit of having all their invested dollars put to work immediately. Any positive return on this initial investment advantage would offset the higher fees associated with the Class B and Class C shares; however, because the Trust Fund's future returns cannot be predicted, there can be no assurance that a positive return will be achieved.

    Sales Charges Associated with Class A-I and Class A-II Shares. A sales charge of up to 5.0% of the public offering price (5.26% of the total amount invested may be charged to the Investor to cover sales commissions and certain selling expenses. The sales charge is made at the time of the initial investment and upon each subsequent investment (no sales charge is assessed upon the periodic reinvestment of net investment income or capital gains). As of April 1, 1997, the schedule of sales charges applicable to both Class A-I and Class A-II shares is as follows:


                                                                  CONCESSIONS
                                                                  TO SELECTED
                                  SALES            SALES        BROKER/DEALERS
                               CHARGE AS A      CHARGE AS A          AS A
                               PERCENTAGE       PERCENTAGE        PERCENTAGE
AGGREGATE AMOUNT PURCHASED       OF THE         OF THE NET          OF THE
   (INCLUDING AMOUNT OF         OFFERING          AMOUNT           OFFERING
     CURRENT PURCHASE)            PRICE          INVESTED            PRICE
---------------------------  ---------------  ---------------  -----------------
0-$-$99,999...............            5.0%            5.26%              4.5%
$100,000--$249,999........            4.0%            4.17%              3.6%
$250,000--$499,999........            3.0%            3.09%              2.7%
$500,000--$999,999........            2.5%            2.56%             2.25%
$1,000,000 and over.......           none             none                 *

------------------------

* Under certain circumstances, for an investment of this magnitude the Management Company may pay a sales incentive of 0.60% of the invested amount to the selling broker/dealer.

    Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996, (ii) directors, employees and registered representatives of the Management Company, and immediate family members of any of the foregoing; and (iii) broker/dealers and other institutional purchasers. Under certain circumstances, the sales charges described above may be reduced or waived for purchases by broker/dealers or institutional investors who provide additional consulting or asset allocation services for the benefit of their clients.

    Class A-I and Class A-II Rights of Accumulation. Generally, the amount of any sales charge assessed is based upon the dollar amount of each investment. If, however, the account information supplied by the Investor with respect to a current purchase (including Social Security or tax identification number) is identical to account information supplied in connection with previous purchases, the value of such previous purchases or acquisitions will be accumulated for purposes of computing the current sales charge. Thus, as an Investor adds to his or her account, the sales charge attributable to each additional purchase may decline. In addition, the aggregate value of investments made by that Investor may be combined with investments made by the Investor's spouse and children under the age of majority, as well as any investments made by any corporations 100% owned by such Investor. In addition, the aggregate investments of a trustee or other fiduciary account may be considered in determining whether a reduced sales charge is available, even though there may be a number of beneficiaries of the account.

    Class A-I and Class A-II Letters of Intention. An Investor may qualify for a reduced sales charge by signing a nonbinding Letter of Intention and Price Agreement ( the "Letter of Intent") in which the Investor states his or her intention to invest during the 13 months following execution of the Letter of Intent a specified amount which, if made at one time, would qualify for a reduced sales charge. A Letter of Intent may be signed at any time within 90 days after an initial investment, and thereafter each additional investment made will be entitled to the sales charge applicable to the level of investment indicated in the Letter of Intent. Investments made more than 90 days before the Letter of Intent is signed will be counted towards completion of the investments specified in the Letter of Intent but are not entitled to a retroactive adjustment of sales charges. If the Investor does not complete the level of investment specified in the Letter of Intent within the 13-month period, there will be an upward adjustment of the sales charge, the amount of which will depend upon the amount actually purchased during the period. Only one Letter of Intent with respect to any Investor may be in effect at any time; however, if a "break point," for purposes of reduced sales charges, specified in any Letter of Intent has been reached and the Investor wishes to contribute additional sums into any qualifying account, an amended Letter of Intent, identifying different break points and sales charges, may be submitted. The Management Company will hold in escrow an amount of shares equal to five percent of the total intended purchase, as identified in any Letter of Intent, to cover additional sales charges which may be due if the total investments over the statement period are insufficient to qualify for the reduced charges set forth in such Letter of Intent.

    TRUST CHARACTERISTICS OF AN INVESTMENT IN THE TRUST FUND. The Trust Fund permits an owner of shares to specify a beneficiary, in effect creating an instrument of trust which may, under certain circumstances, provide for a post-mortem transfer of the shares so specified outside of the probate process. However, because the laws of an Investor's state of residence at the time of his or her death will govern whether or not shares may be transferred outside of the probate process, each Investor should consult his or her tax and/or estate planning advisor to determine whether to elect a beneficiary.

                              REDEMPTION OF SHARES

    An Investor may redeem shares, either directly or pursuant to a regular program of periodic redemptions, on any business day that the New York Stock Exchange is open by giving written notice to the Management Company. Shares may also be redeemed through certain broker/dealers, financial institutions or service organizations, which may charge a fee which would otherwise not be payable if such shares were redeemed directly from the Trust Fund.

    Redemptions will be effective at the net asset value per share next determined after the receipt by the Management Company or other broker/dealer or financial intermediary of a written redemption request. A redemption request must identify the account, state the number of shares or dollar amount to be redeemed, and must be signed by each registered owner exactly as the account is registered. The Trust Fund will normally send redemption proceeds on the next business day, but in any event redemption proceeds will be sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire transfer directly to any bank previously designated by the shareholder on his or her account application. There is a $10.00 charge for redemptions made by wire, in addition to whatever fee, if any, is imposed by the shareholder's bank for wire service.

    The Trust Fund will satisfy redemption requests in cash, to the extent feasible, so long as the payments would not, in the opinion of the Trustees, require the Trust Fund to sell assets under disadvantageous circumstances, or under conditions which are to the detriment of the remaining shareholders of the Trust Fund. Further, the Trust Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when trading on the New York Stock Exchange is restricted or suspended, or at any time during which an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by the Trust Fund of its securities, or determination of the fair value of its assets, is not reasonably practicable, or otherwise as the Securities and Exchange Commission may by order or permit for the protection of Investors.

    Minimum Balance: Due to the relatively high cost of maintaining smaller accounts, the Trust Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is a participant in a qualified plan) if at any time the total investment does not have a value of $200, because of redemptions. Before any such involuntary redemption, the Investor will be notified that the value of his or her account is less than the required minimum, and will be allowed at least 60 days to bring the value of the account up to at least $200 before any redemption is processed.

    Repayment Privilege after Partial Redemption: An Investor holding Class A-I or Class A-II shares has the privilege of reinvesting an amount representing previous redemptions into any account of the same class without any sales charge or other fee being assessed, provided that the total amount redeemed is replaced in one or more payments of at least $50 each, and further provided that the replacement payments are clearly identified as replacements of previous redemptions. This repayment privilege only applies to accounts containing a minimum of $200 in value remaining, and not to a complete redemption and termination of an account. It should be noted that, for income tax purposes, a partial redemption is considered a sale of the Investor's Class A-I or Class A-II shares and may result in taxable gain or loss to the Investor.

    This privilege of repaying partial redemptions without charge may be terminated by the Trust Fund at any time by giving each Investor at least 90 days' written notice, but any such termination will apply only to redemptions made after the effective date of the termination. The Board of Trustees of the Trust Fund has no present intention of terminating this repayment privilege.

     Waiver of Class B CDSC; Waiver of Class C One-Year Redemption
Restriction: The contingent deferred sales charge, in the case of the Class B shares, and the one-year restriction on redemption, in the case of Class C shares, will be waived by the Trust Fund (i) following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended) of a shareholder, if such redemption is made within one year of death or disability, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) if such a withdrawal is made under a systematic withdrawal plan, provided that such a systematic withdrawal is limited to no more than 10% of the annual beginning account value, (iv) if such a withdrawal is followed by a reinvestment in Class B shares within 60 days of the initial redemption (this permits a redeeming Investor to change his or her mind and recover from the Trust Fund the CDSC paid upon such Investor's redemption), and (v) in the case of tax-exempt employee benefit plans if the Internal Revenue Service or the Department of Labor, as the case may be, determines by rule or regulation that continuation of the investment in such shares would be improper. To the extent that the CDSC is waived pursuant to (iv) (which privilege may not be extended more than once), the CDSC period will be extended by the number of calendar days between the original redemption date and the reinvestment date.

    Signature Guarantee: To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required for all redemptions requests for amounts of $35,000 or more. A signature guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, broker/dealer or other eligible financial institution. Notary public endorsements will not be accepted as a substitute for a signature guarantee. Additional documentation may be required for redemptions made by corporations, executors, administrators, trustees, guardians and qualified plan administrators.

    Redemption by Telephone: Shareholders who have so indicated on their account applications may redeem shares by instructing the Management Company by telephone. Shareholders may redeem shares by calling (800)231-0356 on any day when the New York Stock Exchange is open. In order to arrange for telephone redemption after an account is opened, or to change the bank or account designated to receive a wire transfer, a written request with a signature guarantee must be sent to the Management Company, at the address listed on the front of this Prospectus.

    Neither the Trust Fund nor the Management Company will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone requests are genuine, the Management Company will use procedures that are considered reasonable, including requesting a shareholder to state his or her account number, the name in which the account is registered, the social security number, banking institution and account number, and such other information as may appear necessary or appropriate to verify the identity of the requesting shareholder. The Trust Fund and the Management Company reserve the right to refuse to honor a telephone or wire redemption request if it is believed advisable to do so. Procedures for redeeming shares may be modified or terminated at any time by the Trust Fund after at least 30 days' prior written notice to the shareholders.

                         CALCULATION OF NET ASSET VALUE

    The total net asset value of the Trust Fund is computed on each business day for the New York Stock Exchange, as of the closing of that Exchange (usually 1:00 p.m. Pacific Time); no valuation is made, therefore, on weekends, customary holiday closings or under any emergency circumstances as determined by the Securities and Exchange Commission. The Trust Fund's portfolio value is calculated by adding together the values of all securities, based on their closing prices on the exchange on which they are primarily traded, or at the last available closing price or, if unavailable for any reason, at the closing bid price. The total net asset value is then determined by adding the portfolio value to the actual value of all other Trust Fund assets, and subtracting all liabilities and necessary reserves. A PRO RATA portion of the management fee of 1.25% of average net assets per annum is charged against the assets of the Trust Fund on a daily basis.

    The net asset value ("NAV") per share of each class of shares is calculated by dividing the total value of all assets attributable to such class by the number of units of such class then outstanding. The net asset values per share of the Class B and Class C shares are generally expected to be the same. The net asset value per share of the Class A-I shares is expected to be higher than the net asset value per share of the Class A-II shares due to the daily expense accrual of the distribution fee attributable to the Class A-II shares; similarly, the net asset value per share of the Class

A-II shares is expected to be higher than the net asset values per share of the Class B and Class C shares due to the higher daily expense accruals of the distribution fees, as well as the shareholder servicing fees, attributable to those classes

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

    Distributions of Dividend Income and Capital Gains: Unless the Trust Fund receives a specific written instruction to the contrary, all dividend income on portfolio securities and realized net capital gains are reinvested in additional shares of the same class for the account of each Investor, without the imposition of an additional sales charge in the case of Class A-I or Class A-II shares. It should be noted that, notwithstanding the reinvestment of income and capital gain items, the amount of the net investment income or gain will nevertheless be includable in the Investor's gross income as ordinary income or capital gain for tax purposes.

    All available net investment income and net realized gains from options as of the last business day of February, May, August and December in each year are distributed proportionately to the account of each Investor on the basis of the number of shares credited to each account relative to the total number of shares outstanding as of the close of business on that day. The amount so distributed is immediately reinvested in additional shares at the net asset value per shares on that day, calculated by including the distribution. Realized net capital gains, if any, from securities held for more than one year are allocated proportionately to the account of each Investor, in the same manner as net investment income, once annually as of the last business day of November, and are distributed to each Investor's account by December 31. Realized net capital gains, if any, from securities held for less than one year are allocated proportionately to the account of each investor once annually as of the last business day of December, and are distributed to each investor's account by December 31.

    Federal Tax Matters: The Trust Fund intends to qualify in the current year as a "regulated investment company" under Subchapter M of the Internal Revenue Code and, so long as is so qualifies, it will pay no separate taxes on income and gains distributed to Investors. For federal income tax purposes, distributions from the Trust Fund's net investment income and net realized short-term capital gains are taxable as ordinary income. Distributions from net realized long-term capital gains are taxable as long-term capital gain, regardless of how long the Investor may have held his or her shares. Investors will be notified annually by the Trust Fund as to the federal income tax status of distributions made by the Trust Fund. Distributions are taxable to Investors currently even though reinvested in additional shares. Investors not subject to tax on their income generally are not required to pay tax on amounts distributed to them. Redemptions of investment units, as well as transfers between accounts, may be taxable sales of such units which may result in the recognition of taxable gain or loss for federal income tax purposes. Redemptions and distributions may also be subject to state and local income taxes.

    The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Trust Fund and its Investors, and is only accurate as of the date of this Prospectus. See "Additional Federal Income Tax Information" in the Statement of Additional Information. No attempt is made to present a detailed explanation of the income tax treatment of the Trust Fund or its Investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Trust Fund are urged to consult their tax advisers with specific reference to their own tax situations.

                              PERFORMANCE OVERVIEW

    From time to time the Trust Fund advertises, among other things, its "average annual compounded total return" and its "average annual total return" over the one, five and ten year periods. The terms "average annual compounded total return" and "average annual total return" both refer to a calculation that assumes a gross investment in Class A-I shares of $10,000 (resulting in a net investment of $9,500 after deduction of the maximum sales charge) at the start of the applicable period. Total return is the percentage change in value of the hypothetical $10,000 invested over a given period, assuming reinvestment of all net capital gains and dividends attributable to such amount. Compounded total return assumes continuing reinvestment of each year-end amount, with the next year's return calculated based on the actual performance of the Trust Fund in that calendar year. The annual percentage changes are then averaged, on a compounded basis, over a ten year period resulting in an "average annual compounded total return" or "average annual total return." Any performance information used by the Trust Fund is based on historical results, and is not intended to be representative of future performance. It should be noted that, because different classes of shares are subject to different sales charges and distribution and/or shareholder servicing fees, the performance of those classes will be different from, and in most cases less than, that of Class A-I shares.

    The Trust Fund's total return for the year ending December 31, 1996 was-----%. This total return results from the Trust Fund's-----% return for the year ending December 31, 1996 and the effect of the deduction of the maximum sales charge of 5.0% (5.26% of the net amount invested). Therefore, an initial investment of $10,000 ($9,500 after deduction of the maximum sales charge of $500) on December 31, 1995, would have had a value of $------on December 31, 1996.

    The Trust Fund's average annual compound return as of December 31, 1996, assuming that the maximum sales charge was deducted from the initial investment, was-----% for one year,-----% for five years and-----% for ten years. Performance figures are based on historical results, and are not intended to indicate future performance.

                              GENERAL INFORMATION

    Voting Rights: Shareholders are entitled to one vote for each share (or fractional share), and may vote for the election of Trustees and on such other matters as may be submitted to meetings of shareholders, or as required by the Investment Company Act of 1940, as amended. See "Voting Rights," in the Statement of Additional Information, for an expanded discussion of the right of shareholders to vote on matters pertaining to the Trust Fund.

    Distribution of Shares: SIFE, Inc., located at 100 North Wiget Lane, Walnut Creek, California 94598, acts as the Trust Fund's underwriter in the continuous sale and distribution of the Trust Fund's shares pursuant to an Underwriting Agreement. All sales charges attributable to any investment, including the distribution and shareholder servicing fees attributable to Class A-II, Class B and Class C shares may be retained by SIFE, Inc. as underwriting and distribution compensation. SIFE, Inc. is solely responsible for all of the costs and expenses of distribution, without limitation, including the payment of commissions and related costs and expenses, and such other distribution or shareholder servicing fees as may be necessary or appropriate, to broker/dealers, salespersons, financial planners and other independent contractors. Sales are made not only through the registered representatives of SIFE, Inc., but also through selected broker/ dealers who have entered into distribution agreements. Where sales are made through such broker/dealers, a concession of up to 100% of the sales charge may be allowed the broker/dealer. Certain directors of the Trust Fund are also officers and directors of SIFE, Inc.

    For further information, please contact SIFE, Inc., P.O. Box 9047, Walnut Creek, California 94598, (800) 231-0356 or (510) 988-2430. SIFE, Inc. may
also be contacted via the Internet at "http:// www.SIFE.com."

           COMPARISON OF CHANGE IN VALUE OF $9,500 NET INVESTMENT IN
   SIFE TRUST FUND ON DECEMBER 31, 1985 AND $10,000 INVESTMENT IN THE S&P 500

                             AVERAGE        AVERAGE
                             ANNUAL         ANNUAL
                           COMPOUNDED     COMPOUNDED
               RESULTS        TOTAL          TOTAL
                 OF          RETURN         RETURN
               $10,000      INCLUDING      INCLUDING      TOTAL      TOTAL
              INVESTED       MAXIMUM        MINIMUM      RETURN:    RETURN:
              WITH 5.0%       SALES          SALES        SIFE      S&P 500
INVESTMENT      SALES       CHARGE OF      CHARGE OF      TRUST      STOCK
   TERM        CHARGE         5.0%           0.0%         FUND       INDEX
-----------  -----------  -------------  -------------  ---------  ---------
1 year....    $  12,099         20.99%         27.36%       49.92%     22.96%
3 years...    $  17,864         21.34          23.41%       61.41%     53.44%
5 years...    $  26,157         21.20%         22.45%      218.46%    115.44%
10 years..    $  34,661         14.77%         15.36%      280.37%    300.37%

                                   PROSPECTUS

                                      LOGO

                                SIFE TRUST FUND

                                April 30, 1997

                            ------------------------

                        INVESTMENT ADVISER AND UNDERWRITER

                                      SIFE
                            A CALIFORNIA CORPORATION

                                 P.O. Box 9047
                             100 North Wiget Lane
                            Walnut Creek, CA 94598

                            ------------------------

                                  CUSTODIAN

                             STATE STREET BANK AND
                                 TRUST COMPANY

                              225 Franklin Street
                         Boston, Massachusetts 02110

                         "PART B TO BE FILED BY AMENDMENT"

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements:

    Financial statements filed in Part A of Registration Statement:

        Financial Highlights for years ended December 31, 1987 through 1996.

    Financial statements filed in Part B of Registration Statement:

    1.  Report of Independent Certified Public Accountants*

    2.  Statement of Assets and Liabilities as of December 31, 1996*

    3.  Statement of Operations for the year ended December 31, 1996*

    4. Statement of Changes in Net Assets for the years ended December 31, 1995 and December 31, 1996*

    5.  Investment Portfolio as of December 31, 1996*

    6.  Notes to Financial Statements as of December 31, 1996*

    7. Financial Highlights for years ended December 31, 1987 through 1996 (filed in Part A)

    (b) Exhibits filed in Part C of the Registration Statement:


EXHIBIT
NUMBER
-------
    1.  Copy of Registrant's Trust Agreement as currently in effect:
        a.    Copy of Trust Agreement recompiled as of May 1, 1976(1)

        b.    Copy of Appointment of Successor Trustee(2)

        c.    Copy of Certificate of Successor Trustee(2)

        d.    Copy of Restated Trust Agreement recompiled as of May 2, 1986(4)

        e.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1987(4)

        f.    Copy of Amendment to Restated Trust Agreement dated
              April 2, 1990(5)

        g.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1991(6)

        h.    Copy of Amendment to Restated Trust Agreement dated
              February 24, 1993(7)

        i.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1993(7)

        j.    Copy of Amendment to Restated Trust Agreement dated
              April 4, 1994(8)

        k.    Copy of Amendment to Restated Trust Agreement dated
              April 3, 1995(9)

        l.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1996(10)

        m. Copy of Agreement between SIFE, Inc. and State Street Bank and Trust Company reappointment of successor trustee(11)

        n. Copy of Agreement and Declaration of Trust, dated as of ___________________, 1997*

    2.  See Exhibit 1

    3.  Inapplicable

    4.  Sample of Participating Agreement Certificate(3)

    5.  Copy of Investment Advisory Agreement dated April 3, 1972(1)

        a. Copy of Amendment to Investment Advisory Agreement dated April 3, 1995(9)

        b. Copy of Amendment to Investment Advisory Agreement dated April 1, 1996(10)

        c. Copy of Investment Advisory Agreement dated as of ______________________, 1997*

    6.  Copy of Underwriting Agreement dated April 3, 1972(1)

        a.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1974(1)

        b.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1976(1)

        c.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1985(3)

        d.    Copy of Amendment to Underwriting Agreement dated
              April 2, 1990(5)

EXHIBIT
NUMBER
-------

        e.    Copy of Amendment to Underwriting Agreement dated
              February 24, 1993(7)

        f.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1993(7)

        g.    Copy of Amendment to Underwriting Agreement dated
              April 4, 1994(8)

        h. Copy of Amendment to Underwriting Agreement dated as of February 1, 1995, effective April 1, 1995(9)

        i.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1996(10)

        j.    Copy of Underwriting Agreement dated as of April 30, 1997*

    7.  Inapplicable

    8.  a.    Custodian Contract between SIFE Trust Fund and State Street Bank and Trust Company

        b. Retirement Plans Service Contract among SIFE, Inc., SIFE Trust Fund and State Street Bank and Trust Company

    9.  Inapplicable

   10.  Opinion and Consent of Counsel*

   11.  Inapplicable

   12.  Inapplicable

   13.  Inapplicable

   14.  Copies of Model Plans Used in the Establishment of Retirement Plans:

        a.    Copy of Registrant's Individual Retirement

              Account Disclosure Statement(5)

        b.    Copy of Registrant's 403(b)(7) Plan Description

        c.    Copy of State Street Bank and Trust Company's 403(b)
              Account Package

        d. Copy of provisions governing State Street Bank and Trust Company's IRA accounts

   15.  Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement(10)

   16.  Schedule of Performance Advertising Quotations

   17.  Financial Data Schedules(12)

   18.  Other Exhibits:

        a.    Special Power of Attorney

        b.    Board Resolution re signature authority

        c.    Rule 18f-3 Plan(11)

        d.    Restated Rule 18f-3 Plan*


------------------------

 (1) Filed March 31, 1980, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 23 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 2, File No. 2-17277, and incorporated herein by reference.

 (2) Filed April 27, 1981, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 24 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 3, File No. 2-17277, and incorporated herein by reference.

 (3) Filed February 28, 1986, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 29 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 8, File No. 2-17277, and incorporated herein by reference.

 (4) Filed April 17, 1987, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 30 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 9, File No. 2-17277, and incorporated herein by reference.

 (5) Filed February 26, 1990, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 33 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 12, File No. 2-17277, and incorporated herein by reference.

 (6) Filed February 26, 1991, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 34 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 13, File No. 2-17277, and incorporated herein by reference.

 (7) Filed February 26, 1993, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 36 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 15, File No. 2-17277, and incorporated herein by reference.

 (8) Filed February 25, 1994, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 37 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 16, File No. 2-17277, and incorporated herein by reference.

 (9) Filed February 24, 1995, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 38 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 17, File No. 2-17277, and incorporated herein by reference.

(10) Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.

(11) Filed April 19, 1996 as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 39 and Registration Statement under the Investment Company Act of 1940 Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.

(12) Filed Febuary 24, 1997, as an exhibit to Registnant's Form NSAR for the period ended December 31, 1996, pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    No person is directly or indirectly controlling, controlled by, or under common control with the Registrant.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

          TITLE OF CLASS     NUMBER OF RECORD HOLDERS (DECEMBER 31,1996)
          --------------     ------------------------------------------

            Class I                        20,290 accounts

            Class II                        1,609 accounts


ITEM 27. INDEMNIFICATION

    Reference is made to Article VI, Section 5 of Registrant's Trust Agreement, as amended, filed as Exhibit 1 under Part C, Item 24(b) (the "Trust Agreement"), which generally provides that no director or officer shall be liable to the Registrant or to its Investors or to any other person for any action which such director or officer may in good faith take or refrain from taking as a director or officer; provided, however, that no officer or director of the Registrant shall be protected against any liability to the Registrant or its Investors caused by such officer's or director's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, nor shall anything in Section 5 protect any officer or director against any liability arising under any provision of the Securities Act of 1933 (the "Securities Act").

    Reference is also made to Article VI, Section 6 of Registrant's Trust Agreement, which generally provides that an officer or director shall be indemnified by the Registrant to the maximum extent permitted by applicable law against all expenses, judgments, fines, settlements and other amounts reasonably incurred or suffered by such person in connection with any threatened, pending or completed legal proceeding brought by a third party in which he or she is involved by reason of his or her relationship to the Registrant. No indemnification shall be provided, however, with respect to any liability arising by reason of the "Disabling Conduct" of the person seeking indemnity. "Disabling Conduct" generally means willful misfeasance, bad faith, gross negligence, reckless disregard of duties, or any conduct that amounts to a violation of the Securities Act.

    Any officer or director who is a party to an action which is brought by the Registrant shall also be indemnified, provided that if such person is adjudged by a court to be liable to the Registrant in the performance of his or her duty, indemnification shall be made only to the extent a court determines that there has been no Disabling Conduct and that such person is fairly and reasonably entitled to indemnity.

    Expenses incurred in connection with a legal proceeding shall be advanced by the Registrant to an officer or director prior to the proceeding's final disposition, provided such officer or director agrees to repay all advanced amounts unless it is ultimately determined that he or she is entitled to indemnification, and such officer or director meets certain other conditions to the advance.

    Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Registrant's response to Part B, Item 14 contained in "Management of the Trust Fund," is hereby incorporated herein by reference.


ITEM 29. PRINCIPAL UNDERWRITER


    a. The underwriter of the Registrant is SIFE. SIFE acts as underwriter and investment adviser only for the Registrant.

    b. Registrant's response to Part B, Item 14, contained in "Management of the Trust Fund," is hereby incorporated herein by reference.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept at the offices of SIFE, 490 North Wiget Lane, Walnut Creek, CA 94598.


ITEM 31. MANAGEMENT SERVICES

    Inapplicable.


ITEM 32. UNDERTAKINGS

    Inapplicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement pursuant to Rule 485(a) and/or Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Walnut Creek and State of California, on the 28th day of February, 1997.

                                       SIFE Trust Fund



                                       By:  BRUCE W. WOODS /s/
                                          --------------------------------
                                            Bruce W. Woods
                                            President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                        TITLE                    DATE
----------------------------   ---------------------------   -----------------

BRUCE W. WOODS /s/             Director; President & Chief   February 28, 1997
-----------------              Executive Officer of the
(Bruce W. Woods)               Trust Fund (Principal
                               Executive Officer)

JACK GEE /s/                   Treasurer and Chief           February 28, 1997
------------                   Financial Officer
(Jack Gee)                     (Principal Accounting
                               Officer)

HAIG G. MARDIKIAN /s/          Director; Chairman of the             *
---------------------          Board
(Haig G. Mardikian)

WALTER S. NEWMAN  /s/          Director; Vice-Chairman of
---------------------          the Board                             *
(Walter S. Newman)

DIANE HOWARD BELDING /s/       Director                              *
------------------------
(Diane Howard Belding)

NEIL L. DIVER /s/              Director                              *
-----------------
(Neil L. Diver)

CHARLES W. FROEHLICH, JR. /s/  Director; Secretary                   *
-----------------------------
(Charles W. Froehlich, Jr.)

JOHN A. MEANY /s/              Director                              *
-----------------
(John A. Meany)

By: BRUCE W. WOODS /s/              Dated:  February 28, 1997
------------------------------      --------------------------
    Bruce W. Woods,
    Attorney-in-Fact

                               INDEX TO EXHIBITS

EXHIBIT NUMBER
--------------

    1.  Copy of Registrant's Trust Agreement as currently in effect:

        a.    Copy of Trust Agreement recompiled as of May 1, 1976(1)

        b.    Copy of Appointment of Successor Trustee(2)

        c.    Copy of Certificate of Successor Trustee(2)

        d.    Copy of Restated Trust Agreement recompiled as of May 2, 1986(4)

        e.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1987(4)

        f.    Copy of Amendment to Restated Trust Agreement dated
              April 2, 1990(5)

        g.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1991(6)

        h.    Copy of Amendment to Restated Trust Agreement dated
              February 24, 1993(7)

        i.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1993(7)

        j.    Copy of Amendment to Restated Trust Agreement dated
              April 4, 1994(8)

        k.    Copy of Amendment to Restated Trust Agreement dated
              April 3, 1995(9)

        l.    Copy of Amendment to Restated Trust Agreement dated
              April 1, 1996(10)

        m. Copy of Agreement between SIFE, Inc. and State Street Bank and Trust Company reappointment of successor trustee

        n. Copy of Agreement and Declaration of Trust, dated as of ___________________________, 1997*

    2.  See Exhibit 1

    3.  Inapplicable

    4.  Sample of Participating Agreement Certificate(3)

    5.  Copy of Investment Advisory Agreement dated April 3, 1972(1)

        a. Copy of Amendment to Investment Advisory Agreement dated April 3, 1995(9)

        b. Copy of Amendment to Investment Advisory Agreement dated April 1, 1996(10)

        c. Copy of Investment Advisory Agreement dated as of ____________________________, 1997*

    6.  Copy of Underwriting Agreement dated April 3, 1972(1)

        a.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1974(1)

        b.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1976(1)

        c.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1985(3)

        d.    Copy of Amendment to Underwriting Agreement dated
              April 2, 1990(5)

        e.    Copy of Amendment to Underwriting Agreement dated
              February 24, 1993(7)

        f.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1993(7)

        g.    Copy of Amendment to Underwriting Agreement dated
              April 4, 1994(8)

        h. Copy of Amendment to Underwriting Agreement dated as of February 1, 1995, effective April 1, 1995(9)

        i.    Copy of Amendment to Underwriting Agreement dated
              April 1, 1996(10)

        j.    Copy of Underwriting Agreement dated as of April 30, 1997*

    7.  Inapplicable

    8.  a.    Custodian Contract between SIFE Trust Fund and State Street Bank and Trust Company

        b. Retirement Plans Service Contract among SIFE, Inc., SIFE Trust Fund and State Street Bank and Trust Company

    9.  Inapplicable

   10.  Opinion and Consent of Counsel

   11.  Inapplicable

   12.  Inapplicable

   13.  Inapplicable

   14.  Copies of Model Plans Used in the Establishment of Retirement Plans:

        a. Copy of Registrant's Individual Retirement Account Disclosure Statement(5)

        b.    Copy of Registrant's 403(b)(7) Plan Description

        c.    Copy of State Street Bank and Trust Company's 403(b) Account
              Package

        d. Copy of provisions governing State Street Bank and Trust Company's IRA accounts

   15.  Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement(10)

        a.    Copies of Rule 12b-1 Distribution Plans and Agreements*

   16.  Schedule of Performance Advertising Quotations

   17.  Financial Data Schedules(12)

   18.  Other Exhibits:

        a.    Special Power of Attorney

        b.    Board Resolution re signature authority

        c.    Rule 18f-3 Plan(11)

        d.    Restated Rule 18f-3 Plan*

------------------------

 (1) Filed March 31, 1980, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 23 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 2, File No. 2-17277, and incorporated herein by reference.

 (2) Filed April 27, 1981, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 24 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 3, File No. 2-17277, and incorporated herein by reference.

 (3) Filed February 28, 1986, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 29 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 8, File No. 2-17277, and incorporated herein by reference.

 (4) Filed April 17, 1987, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 30 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 9, File No. 2-17277, and incorporated herein by reference.

 (5) Filed February 26, 1990, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 33 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 12, File No. 2-17277, and incorporated herein by reference.

 (6) Filed February 26, 1991, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 34 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 13, File No. 2-17277, and incorporated herein by reference.

 (7) Filed February 26, 1993, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 36 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 15, File No. 2-17277, and incorporated herein by reference.

 (8) Filed February 25, 1994, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 37 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 16, File No. 2-17277, and incorporated herein by reference.

 (9) Filed February 24, 1995, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 38 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 17, File No. 2-17277, and incorporated herein by reference.

(10) Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.

(11) Filed April 19, 1996 as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 39 and Registration Statement under the Investment Company Act of 1940 Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.

(12) Filed Febuary 24, 1997, as an exhibit to Registnant's Form NSAR for the period ended December 31, 1996, pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.

     To be filed by a subsequent post-effective amendment, pursuant to Rule 485(b).

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